10. Notes payable (Details Narrative) - Series 2017 Notes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amortization of debt discount	$ 87,563
Unrelated Parties [Member]
Unamortized discount	0	$ 9,217
Note payable	110,000	100,783
Accrued interest	11,934	$ 934
Amortization of debt discount	$ 9,217